Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses	Income tax expenses are as follows:
	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Income tax expenses:
Current	$—	$5
Deferred	—	—
	$—	$5

Schedule of Deferred Income Tax Assets

The principal components of the Group’s deferred income tax assets are as follows:

	As of December 31,	As of June 30,
	2024	2025
		(unaudited)
Deferred tax assets:
Net operating loss carry forwards	$—	$71
Valuation allowance	—	(71)
Total deferred tax assets, net	$—	$—